EMPLOYEE BENEFIT OBLIGAITONS - Assets and Obligations (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Obligations [Abstract]
Fair value of plan assets	SFr 851.4	SFr 793.7
Defined benefit obligation	(859.8)	(802.1)
Total	SFr (8.4)	SFr (8.4)